Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of FV determination

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses (see accounting policy 12 below). Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Estimated useful lives of property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

-	tankers	20 years
-	FSO/FpSO/FPSO	30 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2020
Cost	4,815,910	—	88,182	5,042	4,909,134
Depreciation & impairment losses	(1,638,648)	—	(29,274)	(2,777)	(1,670,699)
Net carrying amount	3,177,262	—	58,908	2,265	3,238,435

Acquisitions	17,835	207,069	25,701	285	250,890
Disposals and cancellations	(42,641)	—	—	(2)	(42,643)
Depreciation charges	(287,148)	—	(31,702)	(802)	(319,652)
Translation differences	—	—	48	13	61
Balance at December 31, 2020	2,865,308	207,069	52,955	1,759	3,127,091

At January 1, 2021
Cost	4,608,326	207,069	113,859	5,189	4,934,443
Depreciation & impairment losses	(1,743,018)	—	(60,904)	(3,430)	(1,807,352)
Net carrying amount	2,865,308	207,069	52,955	1,759	3,127,091

Acquisitions	56,111	356,951	23,476	142	436,680
Disposals and cancellations	(39,522)	—	—	—	(39,522)
Depreciation charges	(296,837)	—	(47,387)	(680)	(344,904)
Transfers	382,727	(382,727)	—	—	—
Translation differences	—	—	(43)	(3)	(46)
Balance at December 31, 2021	2,967,787	181,293	29,001	1,218	3,179,299

At January 1, 2022
Cost	4,875,810	181,293	53,226	5,244	5,115,573
Depreciation & impairment losses	(1,908,023)	—	(24,225)	(4,026)	(1,936,274)
Net carrying amount	2,967,787	181,293	29,001	1,218	3,179,299

Acquisitions	448,850	165,246	14,060	164	628,320
Disposals and cancellations	(258,899)	—	—	—	(258,899)
Depreciation charges	(199,457)	—	(21,509)	(610)	(221,576)
Transfer to assets held for sale (Note 3)	(18,459)	—	—	—	(18,459)
Transfers	118,110	(118,110)	—	—	—
Translation differences	—	—	(59)	(10)	(69)
Balance at December 31, 2022	3,057,932	228,429	21,493	762	3,308,616

At December 31, 2022
Cost	5,014,747	228,429	66,785	5,159	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	3,308,616
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
Finesse - Sale	21,003	12,705	8,298	—
Cap Diamant - Sale	20,072	7,242	12,830	—
TI Hellas - Sale	37,000	35,400	1,600	—

At December 31, 2020	78,075	55,347	22,728	—

	Sale price	Book Value	Gain	Loss
Newton - Sale	35,370	32,953	1,163	—
Filikon - Sale	15,974	6,570	9,404	—
Other	—	—	4,500	—

At December 31, 2021	51,344	39,523	15,068	—

	Sale price	Book Value	Gain	Loss
Sandra - Sale	47,520	47,299	221	—
Sara - Sale	47,520	46,013	1,507	—
Sonia - Sale	50,490	50,837	—	(347)
Simone - Sale	50,490	50,070	420	—
Cap Leon - Sale	19,924	9,081	10,843	—
Cap Pierre - Sale	19,058	11,537	7,521	—
Cap Philippe - Sale	32,046	19,165	12,881	—
Europe - Sale	40,013	5,300	34,713	—
Cap Guillaume - Sale	34,153	19,597	14,556	—
Other	—	—	13,500	—

At December 31, 2022	341,214	258,899	96,161	(347)